Acquisitions and Business Combinations - Fair Value of Assets Acquired and Liabilities Assumed (Details) - Moab Khotsong - ZAR (R) R in Millions	Jun. 30, 2019	Jun. 30, 2018	Mar. 01, 2018
Disclosure of detailed information about business combination [line items]
Property, plant and equipment	R 0	R 3,691	R 3,691
Environmental rehabilitation trust funds	0	382
Inventories	0	72
Deferred tax liabilities	0	(75)
Provision for environmental rehabilitation	0	(663)
Retirement benefit obligation	0	(10)
KOSH decant provision (refer to note 28)	0	(37)
Leave liabilities	0	(140)
Other payables	0	(48)
Fair value of net identifiable assets acquired	R 0	R 3,172